Transamerica International Stock Investment Strategy - Retail Class [Member] - Transamerica International Stock	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]	The fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of companies economically tied to countries outside of the U.S. Equity securities include common and preferred stocks, warrants or rights exercisable into common or preferred stock, convertible preferred stock, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). Issuers considered to be economically tied to countries outside of the U.S. include, without limitation: (1) an issuer organized under the laws of or maintaining a principal office or principal place(s) of business outside of the U.S.; (2) an issuer of securities that are principally traded in one or more markets outside the U.S.; (3) an issuer that derives or is currently expected to derive 50% or more of its total sales, revenues, profits, earnings, growth, or another measure of economic activity from, the production or sale of goods or performance of services or making of investments or other economic activity in, one or more countries outside of the U.S., or that maintains or is currently expected to maintain 50% or more of its employees, assets, investments, operations, or other business activity outside of the U.S.; (4) a governmental or quasi-governmental entity of a country outside of the U.S.; (5) an issuer of securities that has been classified as non-U.S. by MSCI; or (6) if not covered by MSCI, an issuer of securities that the sub-adviser reasonably believes would be classified as non-U.S. by MSCI, based on MSCI's classification methodology. The fund’s sub-adviser, ClariVest Asset Management LLC (the “sub-adviser”), may consider any one of the six factors when making a determination whether an issuer is “economically tied” to a country outside of the U.S. In selecting securities for the fund, the fund’s sub-adviser utilizes quantitative tools (including an internally developed algorithm) and qualitative analysis in a “bottom-up” investment process to help identify securities that it believes can improve the fund from a risk-reward perspective, with an emphasis on companies that the sub-adviser views as exhibiting characteristics of accelerating growth, favorable valuation, or both. The sub-adviser constructs a portfolio that seeks to maximize expected return, subject to constraints designed to meet long-run expected active risk goals. The fund may invest in exchange-traded funds (“ETFs”) in order to equitize cash positions, seek exposure to certain markets or market sectors and to hedge against certain market movements. The fund may sell securities when they no longer meet the sub-adviser’s investment criteria and/or to take advantage of what are believed by the sub-adviser to be more attractive investment opportunities.The fund’s benchmark is the MSCI EAFE Index, which measures large- and mid-cap equity performance across 21 of 23 developed countries, excluding the U.S. and Canada.